Notes Payable to Related Party	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Notes Payable to Related Party

6. Notes Payable to Related Party

As of December 31, 2015 and 2014, the Company’s notes outstanding, with MTF a related party, consisted of the following:

Note Type	Issue Date	Maturity Date	Interest Rate	December 31, 2015	December 31, 2014

New MTF Convertible Promissory Note	9/19/14	3/31/15	8.5%	-0-	3,747,102

Less: Accrued interest expense				-0-	87,774
Notes payable to related party				$-0-	$3,659,328

Convertible Related Party Promissory Notes

The related party convertible promissory notes are considered hybrid instruments, which consist of a debt host instrument together with a conversion feature, thus giving the holder of a convertible note an option to convert into an equity instrument providing the holder a residual interest in the Company. The holder of a convertible promissory note also has the option to present its convertible promissory note to the Company and demand payment under the terms of the note after the maturity date or upon the occurrence of certain events such as the failure of the Company to make a payment on the note when due, bankruptcy or certain other liquidation events. The Company concluded that the convertible promissory note would be accounted for as a typical debt instrument with related interest expense recorded in the Company’s statements of operations. The Company concluded that there is no beneficial conversion feature as of the date of issuance of the convertible notes. However, the note contains a contingent feature whereby the conversion rate may be lowered if a financing occurs at a lower rate than the note’s conversion rate. If the contingency is met and the conversion feature is determined to be “beneficial” in a future accounting period, an additional financing cost would be recorded for the beneficial conversion feature in the Company’s statements of operations at that time.

New MTF Convertible Note

On September 19, 2014, MTF’s 2008 and 2009 Promissory Notes and any related loan agreements, credit agreements, guarantee agreements or other agreements related to the MTF 2008 and 2009 Promissory Notes were cancelled and the Company issued MTF a convertible promissory note in the face amount of $3,659,328 (the “New MTF Convertible Note”). Pursuant to the terms of the New MTF Convertible Note, 50% of all principal and accrued and unpaid interest due under the New MTF Convertible Note will be converted into common stock of the Company upon the closing of the PIPE. The remainder of the New MTF Convertible Note, including all accrued and unpaid interest, will be converted upon consummation of the Initial Public Offering.

On May 4, 2015, MTF converted their New MTF Convertible Note in the amount of $3,659,328 plus accrued interest of $193,443 into 2,438,463 shares of Common Stock of the Company.